13 Investments in joint venture (Tables)	12 Months Ended
Dec. 31, 2020
Investments In Joint Venture
Schedule of company joint venture

The details of the Company's joint venture are shown below:

			Participation in investments - %
			2020
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00

Schedule of summarized financial statements of joint ventures

The summarized financial statements are as follows:

Bellamar
2020
Total actions– in millions	162
Percentage interest in company	50.00%

Current assets	22
Non-current assets	370
Total assets	392
Bellamar
2020
Current liabilities	-
Non-current liabilities	-
Shareholders´ equity	392
Total non-current liabilities	392
Income Statements
Income	-
Operating profit	118
Net income for the year	118